Supplement to the
Strategic Advisers® Emerging Markets Fund
April 29, 2011
Prospectus

The following information replaces the similar information found in the "Fund Management" section on page 17.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of June 30, 2011, Pyramis had approximately $44.8 billion in discretionary assets under management. Pyramis may provide investment advisory services for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

SAE-11-01  October 20, 2011
1.922892.101

Supplement to the
Strategic Advisers® International II Fund
April 29, 2011
Prospectus

The following information replaces the similar information found in the "Fund Management" section on page 17.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of June 30, 2011, Pyramis had approximately $44.8 billion in discretionary assets under management. Pyramis may provide investment advisory services for the fund.

SIL-11-01  October 20, 2011
1.919460.101

Supplement to the
Strategic Advisers® International Fund
April 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 18.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of June 30, 2011, Pyramis had approximately $44.8 billion in discretionary assets under management. Pyramis may provide investment advisory services for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

SIT-11-01  October 20, 2011
1.923440.101

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2011
As Revised June 14, 2011
Prospectus

The following information replaces the similar information found in the "Fund Management" section on page 19.

Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, has been retained to serve as a sub-adviser for the fund. Pyramis is an affiliate of Strategic Advisers. As of June 30, 2011, Pyramis had approximately $44.8 billion in discretionary assets under management. Pyramis may provide investment advisory services for the fund.

SMC-11-02  October 20, 2011
1.919462.103